INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of effective income tax rate

	For the year ended December 31,
	2023	2022
Statutory Federal Tax	21%	21%
Business combination costs	(1.8)	—
Loss on Forward Purchase Agreement liability	(23.3)	(16.5)
Change in valuation allowance	(2.4)	(11.3)
Effective Tax Rate	(6.5)%	(6.8)%

Schedule of income tax provision

	December 31,
	2023	2022
Federal
Current	$913,808	$240,507
Deferred	(336,127)	(398,526)
Change in valuation allowance	336,127	398,526
Income tax provision	$913,808	$240,507

Schedule of company's net deferred tax assets

	December 31,
	2023	2022
Deferred tax asset
Net operating loss carryforward	$—	$—
Startup/Organization expenses	738,831	402,703
Total deferred tax assets	738,831	402,703
Valuation allowance	(738,831)	(402,703)
Deferred tax asset, net of allowance	$—	$—